Reinsurance - Funds Withheld (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	$ 20,703.9
Funds withheld payable	20,436.1
Embedded derivative asset	3,652.8
Change in fair value of funds withheld embedded derivative	3,652.8	$ 0.0	$ 0.0
Fixed maturities, available-for-sale
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	15,693.5
Fixed maturities, trading
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	100.8
Equity securities
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	11.0
Mortgage loans
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	2,810.8
Other investments
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	179.8
Cash and cash equivalents
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	1,762.9
Accrued interest income
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	178.7
Net other assets (liabilities)
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net asset (liability)	$ (33.6)